Reconciliation for Level 3 Plan Assets (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds USD ($)	Mar. 31, 2012 Level 3 Alternative Investments Pooled Funds JPY (¥)		Mar. 31, 2011 Level 3 Alternative Investments Pooled Funds JPY (¥)
Schedule Of Pension And Other Postretirement Plan Assets By Fair Value [Line Items]
Beginning Balance	$ 1,039	¥ 85,396	¥ 85,967	¥ 11,633	[1]	$ 0	¥ 0	¥ 4,948	$ 60	¥ 4,948	[1]	¥ 4,728
Realized and unrealized return on plan assets	1	108	(449)						0	18		220
Purchases, sales and redemptions, net									(60)	(4,966)		0
Ending Balance	$ 1,046	¥ 85,945	¥ 85,396	¥ 11,633	[1]	$ 0	¥ 0	¥ 4,948	$ 0	¥ 0		¥ 4,948	[1]

[1]	These funds invest in hedge funds as alternative investments.